CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (loss)
Balance at Dec. 31, 2011	$ 77,714,125	$ 772,776	$ 61,230,512	$ 14,418,656	$ 1,292,181
Increase (Decrease) in Stockholders' Equity
Net income	4,064,501			4,064,501
Other comprehensive loss	(96,070)				(96,070)
Dividends ($0.24 per share)	(1,831,241)			(1,831,241)
Repurchase of 474,034 and 246,439 shares of common stock for the year ended 2013 and 2012 respectively	(1,594,912)	(24,644)	(1,570,268)
Balance at Dec. 31, 2012	78,256,403	748,132	59,660,244	16,651,916	1,196,111
Increase (Decrease) in Stockholders' Equity
Net income	3,356,061			3,356,061
Other comprehensive loss	(2,888,599)				(2,888,599)
Dividends ($0.24 per share)	(1,739,523)			(1,739,523)
Repurchase of 474,034 and 246,439 shares of common stock for the year ended 2013 and 2012 respectively	(3,888,712)	(47,404)	(3,841,308)
Balance at Dec. 31, 2013	$ 73,095,630	$ 700,728	$ 55,818,936	$ 18,268,454	$ (1,692,488)